Document and Entity Information	May 09, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 09, 2023
Entity Registrant Name	WHITE MOUNTAINS INSURANCE GROUP, LTD.
Entity Incorporation, State or Country Code	D0
Entity File Number	1-8993
Entity Tax Identification Number	94-2708455
Entity Address, Address Line One	23 South Main Street, Suite 3B
Entity Address, City or Town	Hanover
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03755
City Area Code	603
Local Phone Number	640-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $1.00 per share
Trading Symbol	WTM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000776867
Amendment Flag	false